DEFERRED REVENUES	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]
NOTE 10 -	DEFERRED REVENUES

Deferred revenues are summarized as follows:

Advance payment received	$200,000
Total revenue recognized as of March 31, 2013	(34,444)
Revenue recognized nine months ended December 31, 2013	(10,000)
Total Deferred Revenues as of Current Balance Sheet Date	$155,556

Current Portion of Deferred Revenues as of Current Balance Sheet Date	$13,333
Non-Current Portion of Deferred Revenues as of Current Balance Sheet Date	$142,223

Deferred revenues represents the unamortized amount of an advance payment received from Precision Dose Inc. for a licensing agreement with a fifteen year term beginning in September 2010 and ending in August 2025.  The advance payment was recorded as deferred revenue when received and is earned, on a straight line basis over the fifteen year life of the license.  The current portion of deferred revenues, represents the revenue that will be recognized over the 12 months immediately subsequent to Current Balance Sheet Date.  The long term portion of deferred revenues, represents the revenue that will be recognized during the period that begins more than twelve months subsequent to the Current Balance Sheet Date.  Please refer to exhibit 10.9 of the quarterly report on form 10-Q filed on November 15, 2010 for further details  on the Precision Dose Manufacturing Agreement, with such exhibit being herein incorporated by this reference.

NOTE 12 -	DEFERRED REVENUES

Deferred revenues in the aggregate amount of $165,556, consisting of a current component of $13,333 and a long term component of $152,223 represents the unamortized amount of a $200,000 advance payment received for a licensing agreement with a fifteen year term beginning in September 2010 and ending in August 2025. The advance payment was recorded as deferred revenue when received and is earned, on a straight line basis over the fifteen year life of the license. The current component is equal to the amount of revenue to be earned during the 12 month period immediately subsequent to the balance date and the long term component is equal to the amount of revenue to be earned thereafter.